BlackRock Large Cap Focus Growth V.I. Fund
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Shares Value
Common Stocks — 98.8%
Automobiles — 1.0%
Ferrari NV ....................... 14,173 $ 2,609,108
Capital Markets — 3.4%
S&P Global, Inc. ................... 24,104 8,691,902
Chemicals — 1.1%
Sherwin-Williams Co. (The) ............ 4,259 2,967,416
Commercial Services & Supplies — 2.3%
Copart , Inc.
(a)
..................... 57,447 6,041,127
Entertainment — 2.9%
Netflix, Inc.
(a)
...................... 14,674 7,337,440
Equity Real Estate Investment Trusts (REITs) — 1.8%
SBA Communications Corp. ........... 14,618 4,655,541
Health Care Equipment & Supplies — 2.5%
(a)
Boston Scientific Corp. ............... 95,456 3,647,374
Intuitive Surgical, Inc. ................ 4,014 2,848,093
6,495,467
Health Care Providers & Services — 1.9%
Humana, Inc. ..................... 11,777 4,874,383
Interactive Media & Services — 9.1%
(a)
Alphabet, Inc., Class A ............... 4,472 6,554,163
Facebook, Inc., Class A .............. 27,424 7,182,346
Match Group, Inc. .................. 29,996 3,319,057
Snap, Inc., Class A .................. 239,455 6,252,170
23,307,736
Internet & Direct Marketing Retail — 16.6%
(a)
Alibaba Group Holding Ltd., ADR ........ 24,927 7,328,040
Amazon.com, Inc.
(b)
................. 9,595 30,212,064
MercadoLibre , Inc. .................. 4,625 5,006,470
42,546,574
IT Services — 10.8%
Adyen NV
(a)(b)(c)
.................... 3,110 5,736,346
Mastercard , Inc., Class A .............. 31,145 10,532,305
Visa, Inc., Class A .................. 57,529 11,504,074
27,772,725
Life Sciences Tools & Services — 3.0%
Adaptive Biotechnologies Corp.
(a)
........ 52,305 2,543,592
Lonza Group AG (Registered) .......... 8,242 5,086,431
7,630,023
Pharmaceuticals — 3.0%
AstraZeneca plc, ADR ............... 66,167 3,625,952
Zoetis, Inc. ....................... 24,055 3,977,975
7,603,927
Professional Services — 2.6%
CoStar Group, Inc.
(a)
................. 8,032 6,815,232
Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices, Inc. ................. 34,275 4,001,263
ASML Holding NV (Registered), NYRS .... 16,105 5,947,093
Security Shares Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ..................... 6,303 $ 3,411,310
13,359,666
Software — 23.6%
Adobe, Inc.
(a)
...................... 14,204 6,966,068
Autodesk, Inc.
(a)
.................... 16,815 3,884,433
Coupa Software, Inc.
(a)
............... 6,499 1,782,286
Fair Isaac Corp.
(a)
................... 14,577 6,200,764
Intuit, Inc. ........................ 22,541 7,353,100
Microsoft Corp. .................... 91,544 19,254,449
RingCentral, Inc., Class A
(a)
............ 12,575 3,453,221
salesforce.com, Inc.
(a)
................ 10,540 2,648,913
ServiceNow , Inc.
(a)
.................. 18,543 8,993,355
60,536,589
Specialty Retail — 2.0%
Lowe's Cos., Inc. ................... 30,917 5,127,894
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc. ....................... 84,057 9,734,641
Textiles, Apparel & Luxury Goods — 2.2%
NIKE, Inc., Class B ................. 45,834 5,754,000
Total Common Stocks — 98.8%
(Cost: $155,542,079) ............................. 253,861,391
Total Long-Term Investments — 98.8%
(Cost: $155,542,079) ............................. 253,861,391
Short-Term Securities — 4.5%
Money Market Funds — 4.5%
(d)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% ................... 3,883,159 3,883,159
SL Liquidity Series, LLC, Money Market Series,
0.25%
(e)
....................... 7,689,819 7,692,895
Total Money Market Funds — 4.5%
(Cost: $11,576,399) .............................. 11,576,054
Pa r (000)
Time Deposits — 0.0%
Brown Brothers Harriman & Co.:
0.00%, 10/01/20 ................. AUD —
(f)
236
0.01%, 10/05/20 ................. HKD 1 74
Total Time Deposits — 0.0%
(Cost: $310) ................................... 310
Total Short-Term Securities — 4.5%
(Cost: $11,576,709) .............................. 11,576,364
Total Investments — 103.3%
(Cost: $167,118,788 ) ............................. 265,437,755
Liabilities in Excess of Other Assets — (3.3)% ............ (8,599,476)
Net Assets — 100.0% .............................. $ 256,838,279
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(f)
Amount is less than 500.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

BlackRock Large Cap Focus Growth V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 1,830,876 $ 2,052,283 $ — $ — $ — $ 3,883,159 3,883,159 $ 5,443 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... 4,661,836 3,034,077 — (2,510) (508) 7,692,895 7,689,819 34,961
(b)
—
$ (2,510) $ (508) $ 11,576,054 $ 40,404 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Currency
AUD Australian Dollar
HKD Hong Kong Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

BlackRock Large Cap Focus Growth V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobser vable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles .......................................... $ 2,609,108 $ — $ — $ 2,609,108
Capital Markets ........................................ 8,691,902 — — 8,691,902
Chemicals ............................................ 2,967,416 — — 2,967,416
Commercial Services & Supplies ............................. 6,041,127 — — 6,041,127
Entertainment ......................................... 7,337,440 — — 7,337,440
Equity Real Estate Investment Trusts (REITs) .................... 4,655,541 — — 4,655,541
Health Care Equipment & Supplies ........................... 6,495,467 — — 6,495,467
Health Care Providers & Services ............................ 4,874,383 — — 4,874,383
Interactive Media & Services ............................... 23,307,736 — — 23,307,736
Internet & Direct Marketing Retail ............................ 42,546,574 — — 42,546,574
IT Services ........................................... 22,036,379 5,736,346 — 27,772,725
Life Sciences Tools & Services .............................. 2,543,592 5,086,431 — 7,630,023
Pharmaceuticals ....................................... 7,603,927 — — 7,603,927
Professional Services .................................... 6,815,232 — — 6,815,232
Semiconductors & Semiconductor Equipment .................... 13,359,666 — — 13,359,666
Software ............................................. 60,536,589 — — 60,536,589
Specialty Retail ........................................ 5,127,894 — — 5,127,894
Technology Hardware, Storage & Peripherals .................... 9,734,641 — — 9,734,641
Textiles, Apparel & Luxury Goods ............................ 5,754,000 — — 5,754,000
Short-Term Securities:
Money Market Funds ...................................... 3,883,159 — — 3,883,159
Time Deposits .......................................... — 310 — 310
Subtotal ....................................................
$ 246,921,773 $ 10,823,087 $ — $ 257,744,860
Investments Valued at NAV
(a)
...................................... 7,692,895
$ —
Total Investments .............................................. $ 265,437,755
$ —

BlackRock Large Cap Focus Growth V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.